Investment - Summary of Balances and Changes in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Joint ventures, beginning	R$ 101,954	R$ 122,061	R$ 116,142
Capital increase	79,124	31,908	16,000
Valuation adjustments	(7,771)	(3,704)	4,079
Dividends and interest on equity (gross)	(5,769)	(32,065)	(30,959)
Share of profit (loss) of joint ventures	(14,462)	(16,246)	16,799
Joint ventures, ending	153,076	101,954	122,061
Uniao vopak [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning	7,446	6,096	4,518
Capital increase	0
Valuation adjustments	0
Dividends and interest on equity (gross)	(1,474)
Share of profit (loss) of joint ventures	1,370	1,350	1,578
Joint ventures, ending	7,342	7,446	6,096
Rpr [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning	20,118	54,739	45,409
Capital increase	0
Valuation adjustments	(7,771)	(3,704)	4,079
Dividends and interest on equity (gross)	(4,295)	(32,065)	(30,959)
Share of profit (loss) of joint ventures	10,740	1,148	36,210
Joint ventures, ending	18,792	20,118	54,739
Connect car [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning	74,390	61,226	66,215
Capital increase	35,000	31,908	16,000
Valuation adjustments	0
Dividends and interest on equity (gross)	0
Share of profit (loss) of joint ventures	(26,572)	(18,744)	(20,989)
Joint ventures, ending	82,818	R$ 74,390	R$ 61,226
Latitude Logística [member]
Disclosure of joint ventures [line items]
Capital increase	10,351
Valuation adjustments	0
Dividends and interest on equity (gross)	0
Share of profit (loss) of joint ventures	0
Joint ventures, ending	10,351
Navegantes Logística [member]
Disclosure of joint ventures [line items]
Capital increase	23,581
Valuation adjustments	0
Dividends and interest on equity (gross)	0
Share of profit (loss) of joint ventures	0
Joint ventures, ending	23,581
Nordeste Logística I [Member]
Disclosure of joint ventures [line items]
Capital increase	1,930
Valuation adjustments	0
Dividends and interest on equity (gross)	0
Share of profit (loss) of joint ventures	0
Joint ventures, ending	1,930
Nordeste Logística II [Member]
Disclosure of joint ventures [line items]
Capital increase	4,183
Valuation adjustments	0
Dividends and interest on equity (gross)	0
Share of profit (loss) of joint ventures	0
Joint ventures, ending	4,183
Nordeste Logística III [Member]
Disclosure of joint ventures [line items]
Capital increase	4,079
Valuation adjustments	0
Dividends and interest on equity (gross)	0
Share of profit (loss) of joint ventures	0
Joint ventures, ending	R$ 4,079